Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Money market accounts	$ 389	$ 1,476
Warrants		517
Other receivables	235	17
Financial assets at fair value through earnings	624	2,010
Financial assets at fair value through other comprehensive income	68	46
Derivative financial asset held for hedging	99	100
Total assets	791	2,156
Liabilities
Contingent consideration	(1)	(3)
Forward exchange contracts	(19)
Financial liabilities at fair value through earnings	(20)	(3)
Total liabilities	(20)	(3)
Level 1 [member]
Assets
Financial assets at fair value through other comprehensive income	46	27
Total assets	46	27
Level 2 [member]
Assets
Money market accounts	389	1,476
Financial assets at fair value through earnings	389	1,476
Financial assets at fair value through other comprehensive income	22	19
Derivative financial asset held for hedging	99	100
Total assets	510	1,595
Liabilities
Forward exchange contracts	(19)
Financial liabilities at fair value through earnings	(19)
Total liabilities	(19)
Level 3 [member]
Assets
Warrants		517
Other receivables	235	17
Financial assets at fair value through earnings	235	534
Total assets	235	534
Liabilities
Contingent consideration	(1)	(3)
Financial liabilities at fair value through earnings	(1)	(3)
Total liabilities	$ (1)	$ (3)